Share Capital	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Share Capital

25. Share Capital

Authorized

Unlimited        Common shares, with no par value

Unlimited        Preferred shares issuable in series, with attributes designated by the board of directors

Common shares

During 2017, 465,713 (2016 – 572,825) common shares were repurchased for cancellation pursuant to the ongoing Normal Course Issuer Bid at a cost of $14.4 (2016 – $18.2). Of this amount, $3.6 (2016 – $1.9) reduced share capital and $10.8 (2016 – $16.3) was charged to retained earnings. On November 2, 2017, the Company received approval from the TSX respecting the renewal of the Company’s Normal Course Issuer Bid, which enables it to purchase up to 2,278,747 common shares during the period November 14, 2017 to November 13, 2018.

During 2017, the Company recognized a share-based compensation expense of $9.5 (2016 – $8.9) in administrative and marketing expenses in the consolidated statements of income. Of the amount expensed, $4.9 (2016 – $4.4) related to the amortization of the fair value of options granted and $4.6 (2016 – $4.5) related to the cash-settled share-based compensation (deferred share units (DSUs) and performance share units (PSUs)).

The fair value of the amortized portion of the options granted was reflected through contributed surplus, and the cash-settled share-based compensation was reflected through other liabilities. Upon the exercise of share options for which a share-based compensation expense has been recognized, the cash paid, together with the related portion of contributed surplus, is credited to share capital.

Dividends

Holders of common shares are entitled to receive dividends when declared by the Company’s board of directors. The table below describes the dividends declared and recorded in the consolidated financial statements in 2017.

			Dividend per Share	Paid
Date Declared	Record Date	Payment Date	$	$
February 22, 2017	March 31, 2017	April 13, 2017	0.1250	14.3
May 10, 2017	June 30, 2017	July 13, 2017	0.1250	14.2
August 8, 2017	September 29, 2017	October 12, 2017	0.1250	14.2
November 8, 2017	December 31, 2017	January 11, 2018	0.1250	-

At December 31, 2017, trade and other payables included $14.3 (2016 – $12.8) related to the dividends declared on November 8, 2017.

Share-based payment transactions

In 2017, under the long-term incentive program, the Company granted share options and PSUs. The Company also has a DSU plan for the board of directors.

a) Share options

The Company has granted share options to officers and employees to purchase 4,426,237 shares at prices from $14.33 to $32.90 per share. These options expire on dates between January 28, 2018, and May 16, 2022.

	For the year ended		For the year ended
	December 31		December 31
	2017		2016
		Weighted Average		Weighted Average
		Exercise Price		Exercise Price
	Shares	per share	Shares	per share
	#	$	#	$

Share options, beginning of the year	3,655,020	28.33	2,980,601	26.17
Granted	1,229,689	31.75	995,904	32.83
Exercised	(376,160)	21.09	(254,156)	19.76
Forfeited	(82,312)	31.57	(67,329)	31.45

Share options, end of the year	4,426,237	29.84	3,655,020	28.33

The options held by officers and employees at December 31, 2017, were as follows:

Options Outstanding				Options Exercisable
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Exercise		Average	Exercise
Range of Exercise		Remaining	Price per	Shares	Remaining	Price per
Prices per share	Outstanding	Contractual	share	Exercisable	Contractual	share
$	#	Life in Years	$	#	Life in Years	$

14.33 – 14.88	337,714	0.87	14.73	337,714	0.87	14.73
20.88	432,367	2.16	20.88	432,367	2.16	20.88
31.75 – 32.90	3,656,156	3.86	32.29	1,516,836	3.58	32.56

14.33 – 32.90	4,426,237	3.46	29.84	2,286,917	2.91	27.72

The fair value of options granted is determined at the date of grant using the Black-Scholes option-pricing model. The model was developed to use when estimating the fair value of traded options that have no vesting restrictions and are fully transferable. Option valuation models require the input of highly subjective assumptions, including expected share price volatility and expected hold period to exercise.

In 2017, the Company granted 1,229,689 (2016 – 995,904) share options. The estimated fair value of options granted at the share market price on the grant date was $5.03 per share (2016 – $5.22) and was determined using the weighted average assumptions indicated below:

	2017	2016

Volatility in the price of the Company’s shares (%)	24.13	23.73
Risk-free interest rate (%)	0.81	0.76
Expected hold period to exercise (years)	3.50	3.50
Dividend yield (%)	1.575	1.370
Exercise price ($)	31.75	32.83

The expected volatility was based on the historical volatility of the Company’s shares over a period commensurate with the expected hold period of the share options. The risk-free interest rate for the expected hold period of the options was based on the yield available on government bonds, with an approximate equivalent remaining term at the time of the grant. Historical data was used to estimate the expected hold period before exercising the options. The options have a contractual life of five years.

A summary of the status of the Company’s non-vested options as at December 31, 2017, and of changes in the period are as follows:

		Weighted Average
		Grant Date
	Number of Shares	Fair Value
	Subject to Option	per share
	#	$
Non-vested share options, beginning of the year	1,826,629	5.78
Granted	1,229,689	5.03
Vested	(852,874)	5.98
Forfeited	(64,124)	5.46

Non-vested share options, end of the year	2,139,320	5.28

At December 31, 2017, 2,139,320 (2016 – 1,826,629) options remain unvested. At December 31, 2017, a total compensation cost of $4.8 (2016 – $3.9) relating to the Company’s share option plans remained unrecognized. This cost is expected to be recognized over a weighted average period of 1.06 years (2016 – 0.98 years).

b) Performance share units

Under the Company’s long-term incentive program, certain members of the senior leadership teams, including the chief executive officer (CEO), may be granted PSUs. These units are adjusted for dividends as they arise, based on the number of units held on the record date. PSUs vest upon completing a three-year service condition that starts on the grant date. The number of units that vest is subject to a percentage that can range from 0% to 200%, depending on achieving two equally weighted three-year performance objectives based on net income growth and return on equity. For units that vest, unit holders receive a cash payment based on the closing price of the Company’s common shares on the third anniversary date of issue. For PSUs issued in 2017 onward, the price will be based on the weighted-by-volume average of the closing market price of the Company’s common shares for the last 5 trading days preceding the anniversary date of issue. The fair value of these units is expensed over their three-year vesting period.

During 2017, 284,777 PSUs were issued (2016 – 233,255), and 19,617 PSUs were forfeited (2016 – 5,243). At December 31, 2017, 685,233 PSUs were outstanding at a fair value of $14.3 (2016 – 576,055 PSUs were outstanding at a fair value of $15.5).

c) Deferred share units

The directors of the board receive DSUs and, on an annual basis, elect to receive an additional fixed value compensation in the form of either DSUs or cash payment, less withholding amounts, to purchase common shares. A DSU is equal to one common share. Before 2014, the CEO could also receive DSUs. These units vest on their grant date and are paid in cash to the CEO and directors of the board on their death or retirement, or in the case of the CEO, in cash on termination. They are valued at the weighted-by-volume average of the closing market price of the Company’s common shares for the last 10 trading days of the month of death, retirement, or termination. These units are recorded at fair value. DSUs are adjusted for dividends as they arise, based on the number of units outstanding on the record date.

During 2017, 38,625 DSUs (2016 – 37,325) were issued. At December 31, 2017, 438,969 DSUs were outstanding at a fair value of $15.5 (2016 – 466,365 DSUs were outstanding at a fair value of $16.2).